SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Property and Equipment, Estimated Useful Lives
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and electronic equipment	15 – 33 (mainly 33)
Office furniture and equipment	6 – 14 (mainly 6)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Total Accumulated Other Comprehensive Loss, Net
The total accumulated other comprehensive loss was comprised as follows:

	Year ended December 31, 2017
	Unrealized losses on marketable securities	Unrealized gain (losses) on cash flow hedges	Total
Beginning Balance	-	(389)	$(389)
Other comprehensive income before reclassifications, net	(291)	5,812	5,521
Amounts reclassified from accumulated other comprehensive income	-	(5,418)	(5,418)
Net current period other comprehensive loss	(291)	394	103
Total accumulated other comprehensive loss	(291)	5	$(286)

	Year ended December 31, 2016
	Unrealized losses on marketable securities	Unrealized gain (losses) on cash flow hedges	Total
Beginning Balance	-	(248)	$(248)
Other comprehensive income before reclassifications, net	-	690	690
Amounts reclassified from accumulated other comprehensive income	-	(831)	(831)
Net current period other comprehensive loss	-	(141)	(141)
Total accumulated other comprehensive loss	-	(389)	$(389)

Schedule of Financial Assets and Liabilities Measured at Fair Value
The following table represents the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2017 .

	Level 1	Level 2	Total

Money market funds	$331	$-	$331
Certificates of deposits	-	11,013	11,013
Corporate bonds	-	21,717	21,717
	331	32,730	33,061

Derivatives contracts	-	1,192	1,192
Total financial assets	331	33,922	34,253

Derivatives contracts	-	2,973	2,973
Total financial liabilities	$-	$2,973	$2,973

The following table represents the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 .

	Level 1	Level 2	Total

Money market funds	$334	$-	$334
Certificates of deposits	-	22,742	22,742
	334	22,742	23,076

Derivatives contracts	-	1,539	1,539
Total financial assets	334	24,281	24,615

Derivatives contracts	-	857	857
Total financial liabilities	$-	$857	$857

Schedule of Theoretical Effect Income Statement
The following table presents the theoretical effect to our income statement as of December 31, 2017.

	Year ended December 31,
	2017	2017	2017
	ASC 605	ASC 606	Impact

Revenues	$425,636	$432,615	$6,979
Cost of revenues	69,391	72,230	2,839

Gross profit	356,245	360,385	4,140

Operating expenses:

Research and development	153,635	153,635	-
Selling and marketing	204,435	204,435	-
General and administrative	48,186	48,186	-

Total operating expenses	406,256	406,256	-

Operating loss	(50,011)	(45,871)	4,140
Financial income (expenses), net	(5,015)	(5,015)	-
Other expenses	76	76	-

Loss before taxes on income	(54,950)	(50,810)	4,140
Taxes on income	1,323	1,323	-

Net loss	$(56,273)	$(52,133)	4,140

Basic and diluted net loss per ordinary share	$(1.24)	$(1.15)	$0.09